UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ING Pilgrim Quantitative Management, Inc.
Address:  7337 East Doubletree Ranch Rd., Scottsdale, Arizona 85258
Form      13F File Number:  28-06806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Robyn L. Ichilov

Title:   Vice President

Phone:   (480) 477-2160

Signature, Place, and Date of Signing:

/s/ Robyn L. Ichilov             Scottsdale, AZ                August 14, 2001
--------------------             --------------               -----------------
    [Signature]                  [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $20,651 (X 1000)

List of Other Included Managers: NONE

                                                                                       IN-
                                                                                       VEST-
                                                                                       MENT
                                                          MARKET                       DIS-  OTHER
                                  TITLE OF    CUSIP       VALUE    SHARES OR  SH  PUT/ CRE-  MANA-    VOTING AUTHORITY
 NAME OF ISSUER                    CLASS      NUMBER     (X 1000)   PRN AMT  PRN  CALL TION  GERS    SOLE   SHARED  NONE
 --------------                    -----      ------      -----     -------  ---  ---- ----  ----    ----   ------  ----
ADOBE SYSTEMS INC                   COM     00724f101       423       9,000   SH       Sole  NONE            9,000
AMERICAN EXPRESS CORP               COM     025816109       432      11,146   SH       Sole  NONE           11,146
AMERICAN INTL GROUP INC             COM     026874107       725       8,533   SH       Sole  NONE            8,533
AMGEN INC                           COM     031162100       651      10,732   SH       Sole  NONE           10,732
ANADARKO PETROlEUM CO               COM     032511107       414       7,675   SH       Sole  NONE            7,675
APACHE CORP                         COM     037411105       562      11,085   SH       Sole  NONE           11,085
BOEING INC                          COM     097023105       493       8,875   SH       Sole  NONE            8,875
CVS CORP                            COM     126650100       614      15,924   SH       Sole  NONE           15,924
CARDNAL HEALTH INC                  COM     14149Y108       207       3,000   SH       Sole  NONE            3,000
CITIGROUP INC                       COM     172967101       969      18,348   SH       Sole  NONE           18,348
ADOLPH COORS CO                     COM     217016104       381       7,600   SH       Sole  NONE            7,600
EL PASO CORP                        COM     28336L109       215       4,105   SH       Sole  NONE            4,105
F M C CORP COM NEW                  COM     302491303       471       6,875   SH       Sole  NONE            6,875
FOREST LABORATORIES INC.            COM     345838106       769      10,832   SH       Sole  NONE           10,832
GOLDEN WEST FINANCIAL CORP          COM     381317106       231       3,600   SH       Sole  NONE            3,600
HARCOURT GENERAL INC                COM     41163G101       580       9,975   SH       Sole  NONE            9,975
HARTFORT FINANCIAL SERVICES GROUP   COM     416515104       209       3,050   SH       Sole  NONE            3,050
HEALTHSOUTH CP                      COM     421924101       799      50,064   SH       Sole  NONE           50,064
KINDER MORGAN INC                   COM     49455p101       734      14,601   SH       Sole  NONE           14,601
KOHLS CORP.                         COM     500255104       710      11,321   SH       Sole  NONE           11,321
LOCKHEED MARTIN CORP                COM     539830109       295       7,946   SH       Sole  NONE            7,946
MARSH & MCLENNAN COS INC            COM     571748102       642       6,354   SH       Sole  NONE            6,354
MARRIOTT INTL                       COM     571903202       796      16,822   SH       Sole  NONE           16,822
MEDTRONIC INC                       COM     585055106       653      14,190   SH       Sole  NONE           14,190
MILLIPORE CORP                      COM     601073109       707      11,406   SH       Sole  NONE           11,406
NORTHERN TRUST CORP.                COM     665859104       635      10,156   SH       Sole  NONE           10,156
ORACLE CORP                         COM     68389X105       328      17,250   SH       Sole  NONE           17,250
PEOPLESOFT                          COM     712713106       560      11,375   SH       Sole  NONE           11,375
PEPSICO INC                         COM     713448108       219       4,950   SH       Sole  NONE            4,950
PERKINELMER INC                     COM     714046109       528      19,165   SH       Sole  NONE           19,165
PULTE CORP                          COM     745867101       830      19,471   SH       Sole  NONE           19,471
ST JUDE MEDICAL                     COM     790849103       201       3,350   SH       Sole  NONE            3,350
SIEBEL SYSTEMS, INC                 COM     826170102       368       7,850   SH       Sole  NONE            7,850
SOUTHWEST AIRLINES CO.              COM     844741108       695      37,590   SH       Sole  NONE           37,590
SYSCO CORP                          COM     871829107       768      28,272   SH       Sole  NONE           28,272
TENET HEALTHCARE CORP.              COM     88033G100       836      16,202   SH       Sole  NONE           16,202
WASTE MANAGEMENT INC                COM     94106L109       786      25,507   SH       Sole  NONE           25,507
WELLS FARGO & CO NEW COM            COM     949746101       215       4,625   SH       Sole  NONE            4,625
                                                         ------     -------
                                                         20,651     488,822
                                                         ======     =======
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